Trade accounts payable	3 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Trade payable and others explanatory
21 TRADE ACCOUNTS PAYABLE

	03/31/2026	12/31/2025
In local currency
Third party (1)	4,168,644	4,065,115
Related party (Note 15.1) (2)	1,763	681
In foreign currency
Third party	810,849	1,075,590
	4,981,256	5,141,386
(1)Within the balance of suppliers, there are values under supplier finance arrangement that were subject to anticipation with financial institutions at the exclusive option of certain suppliers, without changing the originally defined purchase conditions (payment terms and negotiated prices). The balance related to such operations on March 31, 2026 was R$347,271 (R$438,830 at December 31, 2025).
(2)The balance refers mainly to transactions with Ibema Companhia Brasileira de Papel.
21.1 Long-term commitments
21.1.1 Long-term commitments - Take or Pay arrangements
During the three-month period ended March 31, 2026, no material changes were identified in the Company’s long-term contracts with a minimum supply clause compared to the information disclosed in the financial statements for the year ended December 31, 2025 (Note 17.1.1).
21.1.2 Exchange and acquisition of biological assets
In line with the Company’s strategy for forest expansion and optimization of wood supply for its operations in the State of Mato Grosso do Sul, the Company entered into exchange and purchase agreements for biological assets in August 2025. Under the terms of these agreements, the Company will receive specified volumes of biological assets between 2025 and 2027. In return, under the exchange agreement, the Company is expected to deliver equivalent volumes between 2028 and 2031.
On September 15, 2025, and January 2, 2026, payments in the amounts of R$878,049 and R$ 464,156 respectively, were made under the land swap agreement. The remaining amounts payable total R$1,523,529, with R$380,946 due in 2026 and R$1,142,584 due in 2028, in accordance with the contractual schedule.